TRUCKING ACQUISITION	9 Months Ended
Sep. 30, 2021
TRUCKING ACQUISITION [Abstract]
TRUCKING ACQUISITION
3.	TRUCKING ACQUISITION

On September 15, 2021, the Company acquired 95% of the issued and outstanding shares of Trucking for a purchase price of USD $3,100,000, consisting of 60% cash and 40% payable in restricted shares of ParcelPal’s common stock. The cash portion of the purchase price will be paid in three tranches, beginning on the closing date of the transaction. The 5% minority shareholding is not eligible for any share of the Company’s profits or net loss, there is no allocation of value to non-controlling interest.

Concurrently with the acquisition, the Company completed a non-brokered private placement (the “Offering”), pursuant to which it issued an unsecured multi-tranche convertible note with a face value of up to US$2,300,000 (the “Consideration”) to an arm’s length investor (the “Note”). Each of the first three funded tranches will carry a 5% Original Issue Discount (or “OID”) (Note 11).

Each tranche to be funded as follows:

•	USD $700,000 on closing (paid)
•	USD $640,000 will be advanced 45 days from the closing date (paid subsequent to September 30, 2021)
•	USD $520,000 will be advanced 90 days from the closing date
•	USD $325,000 will be advanced upon mutual agreement by the Company and noteholder at 120 days from the closing date, together with the prorated 5% OID

The transaction was accounted for as a business combination, as the operations of Trucking meet the definition of a business. As the transaction was accounted for as a business combination, transaction costs were expensed.

The fair value of the consideration transferred has been determined on a preliminary basis. The consideration has been allocated to the assets acquired and liabilities assumed on a preliminary basis based on their estimated fair values at the date of acquisition. The Company has allocated goodwill to customer contracts on a preliminary basis but will require additional information to allocate the fair values to the net assets acquired. The determination of the fair value of the net assets acquired will be revised by the Company as additional information is received.  The Company has estimated the allocation of the purchase price as follows:

Purchase price consideration	US $
Consideration – cash	1,860,000
Consideration – shares	1,240,000
Fair value of consideration	3,100,000

Cash	117,321
Prepaid expenses	20,440
Loans payable	(52,042)
Accounts payable and accrued liabilities	(59,657)
Customer contract	3,073,938
Total net assets acquired and liabilities assumed	3,100,000

Upon completing the acquisition of Trucking on September 15, 2021, the operating results for Trucking have been recognized in the consolidated statement of comprehensive loss. During the period ended September 30, 2021, the Company recorded revenues of $117,979 and net loss of $136,193 related to Trucking.